Advances from Federal Home Loan Bank of New York ("FHLB")	12 Months Ended
Mar. 31, 2016
Banking And Thrift [Abstract]
Advances from Federal Home Loan Bank of New York ("FHLB")

Note 6 - Advances from Federal Home Loan Bank of New York (“FHLB”)

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2016		2015
		Weighted		Weighted
		Average		Average
	Balance	Interest Rate	Balance	Interest Rate
	(Dollars In Thousands)
Due one year or less	$119,000	0.74%	$65,000	0.91%
After one to two years	60,500	2.56	—	—
After two to three years	37,000	2.20	32,500	3.82
After three to four years	—	—	10,000	4.04
After four to five years	15,000	1.95	—	—
	$231,500	1.53%	$107,500	2.08%

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2016	2015
	(In Thousands)
Securities held to maturity:
Debt securities - Government-sponsored enterprises	$—	$10,000
Mortgage-backed securities	83,416	102,017
One- to four-family real estate mortgage	311,895	—
	$395,311	$112,017

At March 31, 2016, the Bank could borrow funds from the FHLB under an overnight advance program up to the Bank’s maximum borrowing capacity based on its ability to collateralize such borrowings. Members in good standing can borrow up to 50% of their assets size as long as they have qualifying collateral to support the advance and purchase of FHLB capital stock. Additionally, the Bank has the ability to borrow funds of up to an aggregate of $58.0 million at two large financial institutions under established, unsecured, overnight lines of credit at a daily adjustable interest rate. There were no drawings on these two lines at March 31, 2016 and 2015.